Credit risk - Schedule of Mortgage Lending (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	£ 603,983	£ 584,365
Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(3,201)	(3,453)
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(845)	(872)
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(1,158)	(1,284)
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(1,039)	(1,110)
Accumulated impairment | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(159)	(187)
Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	323,087	312,280
Retail – UK mortgages | Total
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	323,813	313,128
Retail – UK mortgages | Energy Performance Certificate Profile A
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	2,087	1,113
Retail – UK mortgages | Energy Performance Certificate Profile B
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	47,170	40,469
Retail – UK mortgages | Energy Performance Certificate Profile C
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	77,625	68,128
Retail – UK mortgages | Energy Performance Certificate Profile D
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	102,066	97,392
Retail – UK mortgages | Energy Performance Certificate Profile E
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	32,690	33,021
Retail – UK mortgages | Energy Performance Certificate Profile F
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	6,124	6,293
Retail – UK mortgages | Energy Performance Certificate Profile G
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	1,361	1,370
Retail – UK mortgages | Energy Performance Certificate Profile Unrated Properties
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	54,690	65,342
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	284,256	269,707
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	30,207	32,722
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	3,707	3,831
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	4,917	6,020
Retail – UK mortgages | Carrying value £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	323,813	313,128	£ 307,320
Retail – UK mortgages | Carrying value £m | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	175,213	180,986
Retail – UK mortgages | Carrying value £m | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	52,570	53,981
Retail – UK mortgages | Carrying value £m | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	49,130	41,999
Retail – UK mortgages | Carrying value £m | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	39,478	31,345
Retail – UK mortgages | Carrying value £m | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	7,277	4,628
Retail – UK mortgages | Carrying value £m | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	145	189
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	284,307	269,760	256,596
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | 12-month expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	142,960	145,055
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | 12-month expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	48,852	49,746
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | 12-month expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	47,327	40,292
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | 12-month expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	38,070	30,215
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | 12-month expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	7,053	4,420
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | 12-month expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	45	32
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	30,414	32,995	38,533
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | Lifetime expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	25,099	27,851
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | Lifetime expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	2,647	2,954
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | Lifetime expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	1,324	1,168
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | Lifetime expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	1,181	898
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | Lifetime expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	156	109
Retail – UK mortgages | Carrying value £m | Stage 1 and 2 | Lifetime expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	7	15
Retail – UK mortgages | Carrying value £m | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	4,016	4,166	4,337
Retail – UK mortgages | Carrying value £m | Stage 3 £m | Lifetime expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	2,811	3,014
Retail – UK mortgages | Carrying value £m | Stage 3 £m | Lifetime expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	620	643
Retail – UK mortgages | Carrying value £m | Stage 3 £m | Lifetime expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	321	307
Retail – UK mortgages | Carrying value £m | Stage 3 £m | Lifetime expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	165	123
Retail – UK mortgages | Carrying value £m | Stage 3 £m | Lifetime expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	46	36
Retail – UK mortgages | Carrying value £m | Stage 3 £m | Lifetime expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	53	43
Retail – UK mortgages | Carrying value £m | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	5,076	6,207	7,854
Retail – UK mortgages | Carrying value £m | POCI £m | Lifetime expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	4,343	5,066
Retail – UK mortgages | Carrying value £m | POCI £m | Lifetime expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	451	638
Retail – UK mortgages | Carrying value £m | POCI £m | Lifetime expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	158	232
Retail – UK mortgages | Carrying value £m | POCI £m | Lifetime expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	62	109
Retail – UK mortgages | Carrying value £m | POCI £m | Lifetime expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	22	63
Retail – UK mortgages | Carrying value £m | POCI £m | Lifetime expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	40	99
Retail – UK mortgages | Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(726)	(848)	(1,105)
Retail – UK mortgages | Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(51)	(53)	(161)
Retail – UK mortgages | Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(207)	(273)	(374)
Retail – UK mortgages | Accumulated impairment | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(309)	(335)	(357)
Retail – UK mortgages | Accumulated impairment | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	£ (159)	£ (187)	£ (213)